GOODWILL AND OTHER INTANGIBLES	3 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLES
GOODWILL AND OTHER INTANGIBLES
Changes in the carrying amount of goodwill for the three months ended March 31, 2019 are as follows:

	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at Balance at January 1, 2019	$1,646	$587	$62	$5	$153	$2,453
Foreign currency translation and other	3	1	(2)	—	—	2
Balance at Balance at March 31, 2019	$1,649	$588	$60	$5	$153	$2,455

As of March 31, 2019 and December 31, 2018, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		March 31, 2019			December 31, 2018
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$319	$211	$108	$320	$207	$113
Patents, concessions and licenses and other	5-25	1,877	1,484	393	1,879	1,477	402
		2,196	1,695	501	2,199	1,684	515
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,469	$1,695	$774	$2,472	$1,684	$788

CNH Industrial recorded amortization expense of $26 million and $28 million for the three months ended March 31, 2019 and 2018, respectively.